Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Equipment, Cost beginning	$ 72,892	$ 61,640
Cost, Additions	9,160	11,191
Cost, Disposal
Cost, Foreign currency translation	(87)	61
Equipment, Cost ending	81,965	72,892	$ 61,640
Accumulated depreciation
Equipment, Accumulated depreciation beginning	19,773	8,105
Depreciation	6,478	11,649
Accumulated depreciation, Foreign currency translation	(36)	19
Equipment, Accumulated depreciation ending	26,214	19,773	8,105
Net book value	55,751	53,119	53,535
Equipment [Member]
Cost
Equipment, Cost beginning	53,174	50,516	32,482
Cost, Additions	9,160	2,658	24,222
Cost, Disposal			6,188
Cost, Foreign currency translation
Equipment, Cost ending	62,334	53,174	50,516
Accumulated depreciation
Equipment, Accumulated depreciation beginning	15,732	7,052	2,757
Depreciation	4,994	8,680	5,437
Accumulated depreciation, Foreign currency translation
Equipment, Accumulated depreciation ending	20,727	15,732	7,052
Net book value	41,607	37,442	43,464
Furniture and Fixtures [Member]
Cost
Equipment, Cost beginning	16,898	8,365
Cost, Additions		8,533
Cost, Foreign currency translation
Equipment, Cost ending	16,898	16,898	8,365
Accumulated depreciation
Equipment, Accumulated depreciation beginning	2,962	548
Depreciation	1,207	2,414
Accumulated depreciation, Foreign currency translation
Equipment, Accumulated depreciation ending	4,169	2,962	548
Net book value	12,729	13,936
Computers [Member]
Cost
Equipment, Cost beginning	2,820	2,759
Cost, Additions
Cost, Foreign currency translation	(87)	61
Equipment, Cost ending	2,733	2,820	2,759
Accumulated depreciation
Equipment, Accumulated depreciation beginning	1,079	505
Depreciation	276	555
Accumulated depreciation, Foreign currency translation	(36)	19
Equipment, Accumulated depreciation ending	1,318	1,079	$ 505
Net book value	$ 1,415	$ 1,741